BETTER 10K - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 32,492	$ 32,492	$ 18,525	$ 19,811		$ 10,995
Trussle Lab Ltd
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents					$ 781
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					3,943
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets					277
Goodwill					3,317
Other assets					2,088
Accounts payable and accrued expenses					(5,512)
Other liabilities					(3,510)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total					1,384
LHE Holdings Limited
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents					1,739
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					2,601
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets					1,038
Goodwill					4,420
Other assets					1,478
Accounts payable and accrued expenses					(1,172)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total					$ 10,104